Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2021
Voyage Expenses and Commissions
Voyage Expenses and Commissions

10. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2019	2020	2021
Brokers’ commissions on revenues	4,258	3,393	3,441
Bunkers’ consumption and other voyage expenses	3,050	7,050	3,422
Total	7,308	10,443	6,863

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods (including bunkers consumed during dry-docking).